Cover	Jun. 09, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 09, 2025
Entity Registrant Name	Blend Labs, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40599
Entity Tax Identification Number	45-5211045
Entity Address, Address Line One	7250 Redwood Blvd., Suite 300
Entity Address, City or Town	Novato
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94945
City Area Code	650
Local Phone Number	550-4810
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value of $0.00001 per share
Trading Symbol	BLND
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001855747